Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term debt
Schedule of long-term debt

	December 31,
	2017	2016
	(in thousands)
Deerfield senior secured credit facility, net of discount of $2,843 and $1,401, respectively	$57,156	$63,075
Capital leases, maturing through May 2020	2,678	445

	59,834	63,520
Less current portion	(896)	(4,921)

Long-term debt	$58,938	$58,599

Schedule of future minimum capital lease payments
Year ending:	December 31,
(in thousands)
2018	$1,235
2019	1,235
2020	776

Total minimum lease payments	$3,246
Less amount representing interest	568

Future minimum lease payments	$2,678

Schedule of future principal payments of long-term debt including capital leases

Year ending:	December 31,
(in thousands)
2018	$896
2019	16,039
2020	15,742
2021	15,000
2022	15,000
Thereafter	—

Future principal payments	$62,677

Less unamortized debt discount	(2,843)
Less current portion of long-term debt	(896)

Total long-term debt	$58,938